Property, Plant, and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
Leasehold improvements	51,917,017	51,917,017	7,312,359
Furniture, fixtures and equipment	6,125,266	5,396,172	760,035
Motor vehicles	1,951,239	1,480,019	208,456
Total	59,993,522	58,793,208	8,280,850
Accumulated depreciation	(58,918,494)	(58,192,581)	(8,196,253)
Property, plant, and equipment, net	1,075,028	600,627	84,597